Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 2,696,107	$ 2,805,490
Federal funds sold		5,000,000
Interest-earning demand deposits in banks	4,597,604	3,582,457
Cash and cash equivalents	7,293,711	11,387,947
Interest-earning time deposits in banks	2,972,000	2,476,000
Available-for-sale securities:
Available for sale	115,387,823	102,622,048
Other investments	96,041	116,088
Loans held for sale	711,986	446,818
Loans, net of allowance for loan losses of $3,339,464 and $3,296,607 at December 31, 2012 and 2011	173,753,059	170,865,102
Premises and equipment, net of accumulated depreciation of $8,179,076 and $7,843,394 at December 31, 2012 and 2011	5,654,776	5,532,720
Federal Home Loan Bank stock	1,113,800	1,113,800
Foreclosed assets held for sale, net	137,193	435,480
Cash surrender value of life insurance	6,612,642	4,402,602
Interest receivable	2,053,472	2,071,534
Deferred income taxes	464,548	413,110
Income taxes receivable		47,433
Mortgage servicing rights, net of valuation allowance of $129,279 and $173,791 as of December 31, 2012 and 2011	664,436	697,733
Goodwill	2,726,567	2,726,567
Other assets	1,804,184	1,934,375
Total assets	321,446,238	307,289,357
Deposits
Demand	25,220,684	22,752,901
Savings, NOW and money market	110,435,383	100,170,389
Time	122,864,662	131,316,770
Total deposits	258,520,729	254,240,060
Short-term borrowings	12,740,610	6,517,750
Deferred compensation	3,707,402	3,295,827
Advances from borrowers for taxes and insurance	832,345	740,083
Interest payable	276,757	349,121
Income taxes payable	214,115
Other liabilities	1,033,951	981,093
Total liabilities	277,325,909	266,123,934
Stockholders' Equity
Preferred stock, $.01 par value, authorized 10,000,000 shares; none issued and outstanding
Common stock, $.01 par value; authorized 25,000,000 shares; issued 1,908,556 - December 31, 2012 and 1,920,955 - December 31, 2011	19,086	19,210
Additional paid-in capital	15,943,273	16,066,624
Retained earnings	25,585,757	22,767,719
Accumulated other comprehensive income	2,896,593	2,672,490
Unallocated ESOP shares	(324,380)	(360,620)
Total stockholders' equity	44,120,329	41,165,423
Total liabilities and stockholders' equity	321,446,238	307,289,357
Investment Securities
Available-for-sale securities:
Available for sale	63,431,342	62,257,962
Mortgage-backed Securities
Available-for-sale securities:
Available for sale	$ 51,956,481	$ 40,364,086